Average Annual Total Returns{- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund AMCIZ PRO-11 - Fidelity Real Estate Income Fund	Fidelity Advisor Real Estate Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Income Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Real Estate Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Income Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Real Estate Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Income Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Real Estate Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Income Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Real Estate Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Income Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Income Fund: Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F0663 Past 1 year	F0663 Past 5 years	F0663 Since Inception
Total	12.81%	5.97%	7.99%	[1]	10.85%	3.95%	5.79%	[1]	8.06%	3.81%	5.41%	[1]	12.87%	5.94%	7.97%	[1]	15.73%	6.04%	7.64%	[1]	17.88%	7.12%	8.73%	[1]	18.02%		11.81%	[2]	31.49%	11.70%	12.95%	[1]	18.43%	6.10%	7.77%	[1]

[1]	(a) From April 14, 2010
[2]	(b) From October 2, 2018